Victory Portfolios

Victory High Income Municipal Bond Fund

(the “Fund”)

Supplement dated October 22, 2025

to the Prospectus and Summary Prospectus dated May 1, 2025

On October 21, 2025, the Board of Trustees of Victory Portfolios (the “Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Fund. It is anticipated that the Fund will liquidate on or about December 22, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on November 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through the end of business on December 15, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34225-00-1025

Victory Portfolios

Victory High Income Municipal Bond Fund

Member Class

(the “Fund”)

Supplement dated October 22, 2025

to the Prospectus and Summary Prospectus dated May 1, 2025

On October 21, 2025, the Board of Trustees of Victory Portfolios (the “Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Fund. It is anticipated that the Fund will liquidate on or about December 22, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on November 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through the end of business on December 15, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34226-00-1025

Victory Portfolios

Victory Tax Exempt Fund

(the “Fund”)

Supplement dated October 22, 2025

to the Prospectus and Summary Prospectus dated May 1, 2025

On October 21, 2025, the Board of Trustees of Victory Portfolios (the “Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Fund. It is anticipated that the Fund will liquidate on or about December 22, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on November 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through the end of business on December 15, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34227-00-1025

Victory Portfolios

Victory Core Bond Fund

(the “Fund”)

Supplement dated October 22, 2025

to the Prospectus and Summary Prospectus dated November 1, 2024

On October 21, 2025, the Board of Trustees of Victory Portfolios (the “Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Fund. It is anticipated that the Fund will liquidate on or about December 22, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on November 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through the end of business on December 15, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34228-00-1025

Victory Portfolios

Victory High Income Municipal Bond Fund

Victory Tax Exempt Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated October 22, 2025

to the Statement of Additional Information dated May 1, 2025

On October 21, 2025, the Board of Trustees of Victory Portfolios (the “Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the above-named Funds. It is anticipated that the Funds will liquidate on or about December 22, 2025. On the liquidation date, each Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on November 3, 2025, the Funds will be closed to new investors and shareholder accounts. Through the end of business on December 15, 2025, the Funds will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Funds may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that each Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34229-00-1025

Victory Portfolios

Victory Core Bond Fund

(the “Fund”)

Supplement dated October 22, 2025

to the Statement of Additional Information dated November 1, 2024

On October 21, 2025, the Board of Trustees of Victory Portfolios (the “Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the above-named Fund. It is anticipated that the Fund will liquidate on or about December 22, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on November 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through the end of business on December 15, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34230-00-1025